Credit Suisse Asset Management Strategic Global Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.          Gregg M. Diliberto
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
Prof. Enrique R. Arzac          Suzanne E. Moran
DIRECTOR                        INVESTMENT OFFICER
Lawrence J. Fox                 Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
James S. Pasman, Jr.            Michael A. Pignataro
DIRECTOR                        CHIEF FINANCIAL OFFICER, VICE
Richard J. Lindquist            PRESIDENT AND SECRETARY
PRESIDENT AND CHIEF INVESTMENT  Robert M. Rizza
OFFICER                         VICE PRESIDENT AND TREASURER
                                John L. Hogan
                                ASSISTANT TREASURER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
BankBoston, N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                         Credit Suisse Asset Management
                       Strategic Global Income Fund, Inc.

---------------------------------------------------------------------------

                              FIRST QUARTER REPORT
                                 March 31, 2000

CREDIT SUISSE ASSET MANAGEMENT STRATEGIC GLOBAL INCOME FUND, INC.
FIRST QUARTER REPORT - 3/31/00

----------
Dear Shareholders:                                                April 26, 2000

We are writing to report on the activities of Credit Suisse Asset Management Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended March 31, 2000 and to discuss our investment strategy.

    On March 31, 2000, the Fund's net asset value ("NAV") was $8.26, compared to an NAV of $8.46 at December 31, 1999. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.2825 per share) for the period was +1.6%.

    At March 31, 2000, $58.0 million was invested in high yield debt securities; $3.4 million in investment-grade debt securities; $24.3 million in emerging-market debt securities; and the balance of $11.2 million in equity securities. Of the debt securities, the largest concentration (64.2%) was invested in B-rated issues.

THE MARKET: UNUSUAL DYNAMICS

    Interest in high yield and emerging debt issues was strong at the end of 1999. Y2K worries and related market liquidity concerns had dissipated. In addition, the economy appeared poised for moderating growth. But sentiment soured in February and March with two interest rate increases, confusion surrounding the Treasury's announced buybacks of 30-year bonds, and sharp ongoing corrections in the valuations of technology-oriented and blue chip stocks. Anxiety provoked two flights to quality during the period. By the end of March, high yield bonds had declined 2.6% for the quarter, as measured by the Salomon Smith Barney High Yield Market Index.

    Narrower factors also led to overall losses in the high yield market. Mutual fund outflows for the quarter exceeded $4.0 billion, prompting the cancellation of many new issues slated to come to market. Additionally, liquidity deteriorated as investor tolerance for disappointing news or earnings announcements declined sharply. Large, liquid high yield issues performed worst, as they were among the first securities fund managers chose to sell to meet redemptions.

    Emerging debt fared better with a 7.6% advance, as represented by the J.P. Morgan Emerging Markets Bond Index Plus. This gain reflected a combination of factors, including a strong--yet very narrow--rally in the securities of the least-creditworthy nations, higher planned OPEC oil production levels, turbulent NASDAQ trading, and Moody's upgrade of Mexico's sovereign debt.

PERFORMANCE: SOLID RESULTS IN HIGH YIELD AND EMERGING DEBT

    In the first quarter, the Fund's high yield portion did well. This was primarily because of our continued overweights, compared to the broad high yield market, in telecommunications and, to a lesser extent, cable/media. Appreciation in the warrant component of a number of our high yield units (I.E., bonds with attached warrants) was an important contributor. Our increased holdings in energy also helped our returns, due to higher oil prices and prospects of stabilized oil production levels.

    Whereas we benefited from high yield positions in two of the only three industries that had positive results in this bond sector for the quarter (energy, technology and banking), our overweight in gaming detracted from the portfolio's performance. Portfolio managers sold this sector's fairly liquid securities to raise cash for shareholder redemptions.

    The emerging markets portion of the portfolio, which comprises roughly one-quarter of the Fund's total assets, contributed to overall results as well. In addition to gains from favorable security selection, our preference for Central and Eastern European markets helped our returns.

OUTLOOK: CAUTION IN NEAR TERM, OPTIMISM FURTHER AHEAD

    HIGH YIELD. Going forward, we are cautious. Although high yield bonds generally weakened in the first quarter, we see more downside risk over the near term due to further likely interest-rate increases, extended equity market volatility, and continued outflows from high yield mutual funds. Longer-term, the fact that the quantity of high yield new issuance has slowed to a trickle should generally help stabilize lower-quality debt issues.

    The overall approach with which we have managed the Fund's high yield allocation remains intact. We have, however, increased our focus on avoiding risk by marginally reducing positions in securities with less favorable prospects. We are maintaining our overweights in telecommunications, cable/media and gaming, whose positive industry and company fundamentals are unchanged. We are also selectively adding to positions in energy as well as certain economically sensitive industries such as paper, whose underlying fundamentals are beginning to reflect real signs of improvement.

    INTERNATIONAL. Our outlook remains cautious, since our analysis indicates that most emerging debt securities are fully valued. Given the unprecedented widening in swap and credit spreads, we believe that certain markets are prone to profit taking. From a macro viewpoint, we also see more downside potential due to negative prospects for ongoing interest rate hikes and equity market volatility. Continued outflows from high yield mutual funds would probably extend to emerging markets, in sympathy.

    Over the longer term, however, we believe that emerging markets have a greater built-in cushion, due to currency realignments in the past few years and nations' previous fiscal and economic restructuring efforts.

    Risk aversion best characterizes our emerging strategy. We are moving away from Latin America, where securities appear fully valued--particularly in Mexico and Venezuela. We are maintaining relatively market-neutral weights in Argentina and Brazil, and underweighting Colombia and Panama. In Asia, we are eliminating our exposure to the Philippines and moving toward Korean issues, which currently offer high liquidity and reasonable valuations. We continue to favor Central and Eastern Europe, which are benefiting from Western Europe's economic resurgence. One example is Russia, where a new political regime bodes well for stability amid signs of an improving economic environment.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER *

/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD **

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management , LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Income Fund, Inc.

    ** William W. Priest, Jr., who is a Managing Director and Chief Executive Officer-Americas of Credit Suisse Asset Management, LLC ("CSAM"), joined CSAM in 1972. Mr. Priest is Director and Chairman of other investment companies advised by CSAM.

CSAM STRATEGIC GLOBAL INCOME FUND
MARCH 31, 2000

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 3/31/00)
-----------------------------------------------------------------------------------

 1.  Republic of Argentina, Debentures 6.8125%, 3/31/05..........            2.3%
 2.  Federal Republic of Brazil, Capitalization Bonds 8.00%,
       4/15/14...................................................            1.9%
 3.  Argentina Bocon PROI Notes 5.82%, 3/31/23...................            1.6%
 4.  Republic of Korea Unsub. Notes 8.75%, 4/15/03...............            1.4%
 5.  Federal Republic of Brazil, Bearer 6.9375%, 4/15/06.........            1.2%
 6.  Dr. Pepper Bottling Holdings, Inc. Class A..................            1.1%
 7.  Federal Republic of Brazil, Foreign Government Gtd. 7.00%,
       4/15/12...................................................            1.1%
 8.  Republic of Argentina Secured Par Bonds, Series L-GP 6.00%,
       3/31/23...................................................            0.9%
 9.  Republic of Bulgaria Floating Rate Notes 2.50%, 7/28/12.....            0.9%
10.  Vnesheconombank Bank 6.90625%, 12/15/15.....................            0.8%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 3/31/00)
------------------------------------------------------------------------------

AAA/Aaa.....................................................            1.1%
A/A.........................................................            0.2
BBB/Baa.....................................................            2.2
BB/Ba.......................................................            7.8
B/B.........................................................           57.4
CCC/Caa.....................................................            7.3
N/R.........................................................           13.4
                                                              ----------------
  Subtotal..................................................           89.4
Equities and Other..........................................           10.6
                                                              ----------------
  Total.....................................................          100.0%
                                                              ================

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

MARCH 31, 2000

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
DOMESTIC SECURITIES (70.3%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (60.6%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.2%)
              Sequa Corp.
               Sr. Notes
               9.00%, 8/01/09                        Ba2    $        250    $    231,875
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (1.2%)
              Cambridge Industries, Inc.
               Sr. Sub. Notes
               10.25%, 7/15/07                        B3             250          46,875
              Collins & Aikman
               Products Corp.
               Sr. Sub. Notes
               11.50%, 4/15/06                        B3             250         238,750
              Delco Remy
               International, Inc.
               Gtd. Sr. Sub. Notes
               10.625%, 8/1/06                        B2             250         247,500
              Hayes Lemmerz
               International, Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               8.25%, 12/15/08                        B2             250         207,500
              Motor Coach Industries
               International, Inc.
               Gtd.
               11.25%, 5/1/09                         B2             250         241,875
              Oxford Automotive, Inc.
               Gtd. Sr. Sub. Notes
               10.125%, 6/15/07                     Caa1             250         235,313
                                                                            ------------
                    GROUP TOTAL                                                1,217,813
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (5.0%)
              AMFM, Inc.
               Gtd.
               9.00%, 10/1/08                         B1             250         250,625
         (1)  Acme Television LLC/
               ACME Financial Corp.
               Gtd. Sr. Discount Notes
               0.00%, 9/30/04                         B3             500         449,375
      (1)(2)  Australis Holdings Pty. Ltd.
               Yankee Sr. Secured
               Discount Notes
               0.00%, 11/1/02                        N/R             650           6,500
         (2)  Australis Media Ltd.
               Yankee Units
               15.75%, 5/15/03                         C             729           3,644
              Capstar Broadcasting
               Partners, Inc.:
               Sr. Sub. Notes
               9.25%, 7/1/07                          B2             200         200,000
         (1)  Sr. Discount Notes
               0.00%, 2/1/09                          B2             500         440,000
              Citadel Broadcasting Co.
               Gtd.
               9.25%, 11/15/08                        B3             250         233,125
              EchoStar
               Communications Corp.
               Gtd. Sr. Discount Notes
               9.375%, 2/1/09                         B2             250         241,250

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
              Granite Broadcasting, Inc.
               Sr. Sub. Notes
               8.875%, 5/15/08                        B3    $        250    $    215,000
              Pegasus Media &
               Communications, Inc.
               Series B, Notes
               12.50%, 7/1/05                         B2             250         268,125
              Salem Communications
               Series B, Gtd.
               9.50%, 10/1/07                         B3             250         234,375
              Sinclair Broadcast
               Group, Inc.:
               Sr. Sub. Notes
                10.00%, 9/30/05                       B2             300         289,500
              8.75%, 12/15/07                         B2             250         217,500
              Susquehanna Media Co.
               Sr. Sub. Notes
               8.50%, 5/15/09                         B1             150         142,875
              Time Warner
               Telecom LLC
               Sr. Notes
               9.75%, 7/15/08                         B2             250         245,000
         (1)  United International
               Holdings, Inc.
               Series B,
               Sr. Discount Notes
               0.00%, 2/15/08                         B3             500         337,500
              Univision Network
               Holding L.P.
               Sub. Notes
               7.00%, 12/17/02                       N/R             573         744,998
              Young Broadcasting, Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               8.75%, 6/15/07                         B2             450         393,750
                                                                            ------------
                    GROUP TOTAL                                                4,913,142
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.4%)
              General Binding Corp.
               Gtd. Sr. Sub. Notes
               9.375%, 6/1/08                         B2             250         120,625
              Iron Mountain, Inc.
               Sr. Notes
               8.75%, 9/30/09                         B3             250         221,250
                                                                            ------------
                    GROUP TOTAL                                                  341,875
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (6.0%)
              Adelphia Communications
               Sr. Notes
               8.375%, 2/1/08                         B1             200         180,500
              CSC Holdings, Inc.
               Sr. Sub. Debentures
               9.875%, 2/15/13                        B1             250         253,750
              Century Communications
               Corp.
               Sr. Notes
               8.75%, 10/1/07                        Ba3             250         227,500
              Charter Communications
               Holdings:
               Sr. Notes
               8.625%, 4/1/09                         B2             250         220,000
         (3)   10.25%, 1/15/10                        B2             300         289,500

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
         (1)   Sr. Discount Notes
               0.00%, 4/1/11                          B3    $        300    $    166,875
              Classic Cable, Inc.
               Gtd.
               Sr. Sub. Notes
               9.375%, 8/1/09                         B3             250         232,500
              Coaxial Communications, Inc.
               Gtd. Sr. Notes
               10.00%, 8/15/06                        B3             250         238,125
              Comcast Corp.
               Sr. Sub. Notes
               9.125%, 10/15/06                       B2             250         262,635
         (1)  Comcast UK Cable
               Partners, Ltd.
               Yankee Sr. Debentures
               0.00%, 11/15/07                        B2             500         475,000
         (1)  DIVA Systems Corp.
               Series B,
               Sr. Discount Notes
               0.00%, 3/1/08                         N/R             810         388,800
         (1)  Diamond Cable
               Communications plc
               Yankee Discount Notes
               0.00%, 12/15/05                      Caa1             300         286,500
              James Cable Partners L.P.
               Series B, Sr. Notes
               10.75%, 8/15/04                       N/R             250         245,000
              Lenfest Communications, Inc.
               Sr. Sub. Notes
               10.50%, 6/15/06                        B2             350         385,000
              Mediacom LLC/Capital Corp.
               Sr. Notes
               7.875%, 2/15/11                        B2             250         215,625
              NTL Communications Corp.
               Series B, Sr. Notes
         (1)   0.00%, 10/1/08                         B3             250         161,250
              NTL, Inc.:
               Series B, Sr. Notes
         (1)   0.00%, 2/1/06                          B3             500         477,500
               10.00%, 2/15/07                        B3             250         246,875
              Northland Cable
               Television
               Gtd.
               10.25%, 11/15/07                       B3             250         241,875
              Olympus Communications
               L.P./ Capital Corp.
               Series B, Sr. Notes
               10.625%, 11/15/06                      B1             250         259,688
              Rogers Cablesystems, Ltd.
               Yankee Gtd.
               10.00%, 12/1/07                       Ba3             250         260,625
         (1)  Telewest Communications plc
               Yankee Sr. Sub.
               Discount Debentures
               0.00%, 10/1/07                         B1             250         233,750
                                                                            ------------
                    GROUP TOTAL                                                5,948,873
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.4%)
              General Chemical
               Industrial Products
               Sr. Sub. Notes
               10.625%, 5/1/09                        B3             250         221,875
                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
         (3)  Huntsman, Inc.
               Sr. Sub. Notes
               9.50%, 7/1/07                          B2    $        250    $    223,750
              Huntsman Polymers Corp.
               Sr. Notes
               11.75%, 12/1/04                        B1             250         259,688
              Lyondell Chemical Co.
               Series B, Secured Notes
               9.875%, 5/1/07                        Ba3             250         237,500
              NL Industries, Inc.
               Sr. Secured Notes
               11.75%, 10/15/03                       B1             150         154,500
              Philipp Brothers
               Chemicals, Inc.
               Gtd.
               9.875%, 6/1/08                         B3             150         126,750
              Texas Petrochemical Corp.
               Series B,
               Sr. Sub. Notes
               11.125%, 7/1/06                       N/R             250         204,375
                                                                            ------------
                    GROUP TOTAL                                                1,428,438
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.8%)
              American Architectural
               Products Corp.
               Gtd. Sr. Notes
               11.75%, 12/01/07                     Caa1             250          61,250
              Brand Scaffold Services
               Sr. Notes
               10.25%, 2/15/08                        B3             150         132,938
              Collins & Aikman
               Floor Coverings
               Series B,
               Sr. Sub. Notes
               10.00%, 1/15/07                        B3             250         241,250
              International Utility
               Structures, Inc.
               Yankee Sr. Sub. Notes
               10.75%, 2/1/08                       Caa1             150         128,625
              Presley Companies
               Sr. Notes
               12.50%, 7/1/01                       Caa3             250         211,875
                                                                            ------------
                    GROUP TOTAL                                                  775,938
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (1.7%)
              Coinstar, Inc.
               Sr. Discount Notes
               13.00%, 10/1/06                      Caa1             350         373,625
              Drypers Corp.
               Series B, Sr. Notes
               10.25%, 6/15/07                      Caa1             150         118,125
              Holmes Products Corp.
               Gtd. Sr. Sub. Notes
               9.875%, 11/15/07                       B3             200         139,500
              Jordan Industries, Inc.
               Series B, Sr. Notes
               10.375%, 8/1/07                        B3             225         214,313
         (1)  Knology Holdings, Inc.
               Sr. Discount Notes
               0.00%, 10/15/07                       N/R             250         160,938

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
              Playtex Products, Inc.
               Series B, Gtd. Sr. Notes
               8.875%, 7/15/04                        B1    $        200    $    194,000
         (3)  Scotts Co.
               Sr. Sub. Notes
               8.625%, 1/15/09                        B2             250         230,625
              United Rentals, Inc.
               Sr. Sub. Notes
               9.25, 1/15/09                          B1             250         220,000
                                                                            ------------
                    GROUP TOTAL                                                1,651,126
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.2%)
         (4)  Aavid Thermal
               Technologies, Inc.
               Units
               12.75%, 2/1/07                         B2             150         147,000
              Details, Inc.
               Series B, Sr. Sub. Notes
               10.00%, 11/15/05                       B3             250         233,750
              Metromedia Fiber
               Network, Inc.
               Series B, Sr. Notes
               10.00%, 11/15/08                       B2             250         238,125
              Numatics, Inc.
               Series B, Gtd.
               9.625%, 4/1/08                         B3             200         162,250
              Unisys Corp.
               Sr. Notes
               11.75%, 10/15/04                       B1             100         107,750
              Viasystems, Inc.
               Sr. Sub. Notes
               9.75%, 6/1/07                          B3             250         208,125
              Zilog, Inc.
               Series B, Gtd.
               Sr. Notes
               9.50%, 3/1/05                          B2             150         137,250
                                                                            ------------
                    GROUP TOTAL                                                1,234,250
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (3.4%)
              AES Corp.
               Sr. Notes
               9.50%, 6/1/09                         Ba1             250         239,375
              Bellwether Exploration Co.
               Gtd. Sr. Sub. Notes
               10.875%, 4/1/07                        B3             250         225,625
         (3)  CMS Energy/Atlantic Methanol
               Secured Notes
               10.875%, 12/15/00                      B1             250         239,375
              Canadian Forest Oil, Ltd.
               Sr. Sub. Notes
               8.75%, 9/15/07                         B2             250         230,000
              Cliffs Drilling Co.
               Series D, Gtd. Sr. Notes
               10.25%, 5/15/03                        B1             250         249,375
              Continental Resources, Inc.
               Gtd. Sr. Notes
               10.25%, 8/1/08                         B3             150         136,875
              Contour Energy Co.
               Gtd.
               14.00%, 4/15/03                        B3             258         250,260
                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
              Energy Corp. of America
               Series A, Sr. Sub. Notes
               9.50%, 5/15/07                         B2    $        250    $    175,000
              Frontier Oil Corp.:
               Series A, Sr. Notes
               9.125%, 2/15/06                        B2             200         172,500
               11.75%, 11/15/09                       B2             250         236,250
              H.S. Resources, Inc.
               Gtd. Sr. Sub. Notes
               9.25%, 11/15/06                        B2             250         240,000
              Key Energy Services
               Sr. Sub. Notes
               14.00%, 1/15/09                        B3             250         273,438
              Ocean Energy, Inc.
               Series B, Gtd.
               8.375%, 7/1/08                        Ba3             150         142,500
              Parker Drilling Co.
               Series D, Gtd.
               9.75%, 11/15/06                        B1             250         241,250
              Southwest Royalties, Inc.
               Series B, Gtd. Sr. Notes
               10.50%, 10/15/04                       B3             250         144,375
              Wiser Oil Co.
               Gtd. Sr. Sub. Notes
               9.50%, 5/15/07                         B2             250         200,000
                                                                            ------------
                    GROUP TOTAL                                                3,396,198
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (1.9%)
              Ackerley Group, Inc.
               Series B, Sr. Sub. Notes
               9.00%, 1/15/09                         B2             250         231,250
              American Skiing Co.
               Series B, Sr. Sub. Notes
               12.00%, 7/15/06                        B3             200         170,000
              Bally Total Fitness
               Holdings, Corp.
               Series D, Sr. Sub. Notes
               9.875%, 10/15/07                       B3             150         137,250
              Booth Creek Ski
               Holdings, Inc.
               Series B, Sr. Notes
               12.50%, 3/15/07                      Caa1             250         174,063
              Cinemark U.S.A., Inc.,
               Series D, Sr. Sub. Notes
               9.625%, 8/1/08                         B3             200         129,500
              PTI Holdings, Inc.
               Sub. Notes
               7.00%, 12/17/02                       N/R             507         658,990
      (2)(3)  Premier Cruises, Ltd.
               Sr. Notes
               11.00%, 3/15/08                        B3             250           8,438
              Premier Parks, Inc.
               Sr. Notes
               9.75%, 6/15/07                         B3             150         139,688
              Production Resource
               Group, LLC/PRG
               Finance Group
               Gtd. Sr. Sub. Notes
               11.50%, 1/15/08                      Caa2             250          99,375
              Regal Cinemas, Inc.:
               Sr. Sub. Notes
               9.50%, 6/1/08                        Caa1              50          22,250

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
               8.875%, 12/15/10                     Caa1    $        250    $     91,875
                                                                            ------------
                    GROUP TOTAL                                                1,862,679
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (1.0%)
              Arcadia Financial Ltd.
               Sr. Notes
               11.50%, 3/15/07                        B3             275         287,719
         (3)  Madison River
               Capital/Finance
               Sr Notes
               13.25%, 3/10/10                      Caa1             250         244,375
              Sovereign Bancorp
               Sr. Notes
               10.50%, 11/15/06                      Ba3             250         247,500
         (2)  Westfed Holdings
               Sr. Debentures
               15.50%, 9/15/99                       N/R             250          42,500
      (3)(4)  Windsor Woodmont
               Black/Hawk
               Units
               13.00%, 3/15/05                       N/R             200         199,500
                                                                            ------------
                    GROUP TOTAL                                                1,021,594
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.3%)
              Archibald Candy Corp.
               Gtd. Sr. Secured Notes
               10.25%, 7/1/04                         B2             250         236,250
              Carrols Corp.
               Gtd.
               9.50%, 12/1/08                         B2             150         128,250
              Fleming Companies, Inc.
               Sr. Sub. Notes
               10.50%, 12/1/04                        B3             200         184,000
         (3)  Premier International
               Foods plc
               Sr. Notes
               12.00%, 9/1/09                         B3             400         375,000
              Stater Brothers Holdings, Inc.
               Sr. Notes
               10.75%, 8/15/06                        B2             250         247,500
              Vlasic Foods International,
               Inc.
               Series B, Sr. Sub. Notes
               10.25%, 7/1/09                         B2             150          94,125
                                                                            ------------
                    GROUP TOTAL                                                1,265,125
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.6%)
         (3)  ICN Pharmaceutical
               Sr. Notes
               8.75%, 11/15/08                       Ba3             250         232,500
              Insight Health Services Corp.
               Gtd. Sr. Sub. Notes
               9.625%, 6/15/08                        B3             200         177,500
      (3)(4)  Unilab Finance Corp.
               Sr. Sub. Notes
               12.75%, 10/1/09                        B3             150         148,125
                                                                            ------------
                    GROUP TOTAL                                                  558,125
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INDUSTRIAL GOODS & MATERIALS (1.6%)
              AAF-McQuay, Inc.
               Sr. Notes
               8.875%, 2/15/03                        B3    $        150    $    127,125
              Applied Extrusion
               Technologies Corp.
               Sr. Notes
               11.50%, 4/1/02                         B2             250         251,250
              Atlantis Group, Inc.
               Sr. Notes
               11.00%, 2/15/03                        B2             250         250,000
         (4)  Equinix, Inc.
               Units
               13.00%, 12/1/07                       N/R             200         210,000
              GSI Group, Inc.
               Gtd.
               10.25%, 11/01/07                       B2             150         104,438
              Haynes International, Inc.
               Sr. Notes
               11.625%, 9/1/04                        B3             250         138,125
      (3)(4)  Holley Performance Products
               Sr. Notes
               12.25%, 9/15/07                        B2             250         244,375
              Jackson Products, Inc.
               Series B, Gtd.
               9.50%, 4/15/05                         B3             100          90,750
              Park-Ohio Industries, Inc.
               Sr. Sub. Notes
               9.25%, 12/1/07                         B2             200         168,000
                                                                            ------------
                    GROUP TOTAL                                                1,584,063
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
MEDICAL (0.2%)
              Triad Hospitals Holdings
               Series B, Gtd.
               11.00%, 5/15/09                        B3             200         201,000
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (2.0%)
              AK Steel Corp
               Sr. Notes
               9.125%, 12/15/06                      Ba2             250         244,375
              Algoma Steel, Inc.
               Yankee First
               Mortgage Notes
               12.375%, 7/15/05                       B1             250         243,750
              GS Technologies Operating Co.
               Sr. Notes
               12.00%, 9/1/04                       Caa1             150          80,625
         (2)  Gulf States Steel, Inc.
               First Mortgage Notes
               13.50%, 4/15/03                        B1             250          35,938
              Metallurg, Inc.
               Series B, Gtd. Sr. Notes
               11.00%, 12/1/07                        B3             250         204,375
              National Steel Corp.
               Series D,
               First Mortgage Bonds
               9.875%, 3/1/09                        Ba3             250         244,375
              Sheffield Steel Corp.
               Series B,
               First Mortgage Bonds
               11.50%, 12/1/05                      Caa2             250         208,125

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
              WCI Steel, Inc.
               Series B, Sr. Secured Notes
               10.00%, 12/1/04                        B2    $        250    $    246,250
              Weirton Steel Corp.
               Sr. Notes
               11.375%, 7/1/04                        B2             200         204,000
              Wheeling-Pittsburg Corp.
               Sr. Notes
               9.25%, 11/15/07                        B2             250         223,750
                                                                            ------------
                    GROUP TOTAL                                                1,935,563
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (1.9%)
              AEP Industries, Inc.
               Sr. Sub. Notes
               9.875%, 11/15/07                       B2             400         319,000
              Amtrol, Inc.
               Sr. Sub. Notes
               10.625%, 12/31/06                      B3             200         190,250
              BWAY Corp.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/07                        B2             150         135,375
      (3)(4)  Berry Plastics Corp.
               Sr. Sub. Notes
               11.00%, 7/15/07                        B3             150         150,000
              Container Corp. of America
               Gtd. Sr. Notes
               9.75%, 4/1/03                          B1             250         248,750
         (1)  Crown Packaging
               Enterprises, Ltd.
               Yankee Sr. Secured
               Discount Notes
               0.00%, 8/1/06                         Ca1             925             463
              Gaylord Container Corp.
               Series B, Sr. Notes
               9.75%, 6/15/07                         B3             250         231,250
              Radnor Holdings, Inc.
               Series B, Gtd. Sr. Notes
               10.00%, 12/1/03                        B2             400         340,000
         (3)  Stone Container
               Finance Co.
               Yankee Gtd. Sr. Notes
               11.50%, 8/15/06                        B2             250         264,063
                                                                            ------------
                    GROUP TOTAL                                                1,879,151
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.8%)
              Ainsworth Lumber Co., Ltd.
               Yankee Sr. Secured Notes
               12.50%, 7/15/07                        B3             250         270,938
              Color Spot Nurseries
               Sr. Sub. Notes
               10.50%, 12/15/07                     Caa1             200         145,000
         (2)  Crown Paper Co.
               Sr. Sub. Notes
               11.00%, 9/1/05                         B3             250          75,000
              Doman Industries Ltd.
               Yankee Gtd.
               12.00%, 7/1/04                         B3             150         152,250
              Repap New Brunswick, Inc.
               Yankee Sr. Notes
               10.625%, 4/15/05                     Caa1             300         273,000
                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
              Riverwood International Corp.
               Gtd. Sr. Notes
               10.875%, 4/1/08                      Caa1    $        250    $    240,000
              SD Warren Co.
               Debentures
               14.00%, 12/15/06                      N/R             603         665,818
                                                                            ------------
                    GROUP TOTAL                                                1,822,006
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.0%)
              American Lawyer Media
               Series B, Gtd.
               9.75%, 12/15/07                        B1             150         140,813
      (3)(4)  American Media Operation
               Sr. Sub. Notes
               10.25%, 5/1/09                         B2             250         244,375
              Ampex Corp.
               Series B, Sr. Notes
               12.00%, 3/15/03                       N/R             250         237,500
         (1)  Earthwatch, Inc.
               Units
               0.00%, 7/15/07                        N/R             250         171,875
              Hollinger International
               Publishing
               Gtd.
               9.25%, 3/15/07                        Ba3             150         140,250
         (3)  InterAct Systems, Inc.
               Sr. Discount Notes
               14.00%, 8/1/03                        N/R             214          72,760
         (4)  Liberty Group Operating
               Gtd.
               9.375%, 2/1/08                         B3             100          87,875
         (1)  Liberty Group
               Publishing, Inc.
               Sr. Discount Debentures
               0.00%, 2/1/09                        Caa1             300         149,250
              Mentus Media Corp.
               Units
               12.00%, 2/1/03                        N/R             438         148,920
              TV Guide, Inc.
               Sr. Sub. Notes
               8.125%, 3/1/09                        Ba3             350         346,500
              Tri-State Outdoor Media
               Group, Inc.
               Sr. Notes
               11.00%, 5/15/08                       N/R             300         287,250
                                                                            ------------
                    GROUP TOTAL                                                2,027,368
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
REAL ESTATE (0.2%)
              Bluegreen Corp.
               Series B, Gtd.
               Sr. Secured Notes
               10.50%, 4/1/08                         B3             200         171,250
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (5.1%)
              American Restaurant Group,
               Inc.
               Series B, Gtd. Sr. Secured
               Notes
               11.50%, 2/15/03                        B3             250         165,000

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
              Ameristar Casinos, Inc.
               Series B, Gtd. Notes
               10.50%, 8/1/04                         B3    $        250    $    246,875
              Argosy Gaming Co.
               Gtd.
               10.75%, 6/1/09                         B3             100         101,500
              Autotote Corp.
               Series B, Gtd.
               10.875%, 8/1/04                        B2             200         199,250
              Aztar Corp.
               Sr. Sub. Notes
               8.875%, 5/15/07                        B1             250         226,250
              Boyd Gaming Corp.
               Sr. Sub. Notes
               9.50%, 7/15/07                         B1             250         230,000
              Casino Magic of Louisiana
               Corp.
               Series B, Gtd. First
               Mortgage Notes
               13.00%, 8/15/03                        B3             300         329,250
              Coast Hotels &
               Casinos, Inc.
               Gtd.
               9.50%, 4/1/09                          B3             150         136,878
         (2)  Fitzgeralds Gaming Corp.
               Series B, Gtd. Sr.
               Notes
               12.25%, 12/15/04                     Caa3             200         109,000
              Friendly Ice Cream Corp.
               Gtd. Sr. Notes
               10.50%, 12/1/07                        B1             250         171,250
              HMH Properties
               Gtd. Sr. Secured Notes
               7.875%, 8/1/08                        Ba2             250         208,750
              Hard Rock Hotel, Inc.
               Sr. Sub. Notes
               9.25%, 4/1/05                          B3             400         336,000
              Hollywood Park, Inc.
               Sr. Sub. Notes
               9.50%, 8/1/07                          B2             200         197,250
              Horseshoe Gaming
               Holdings:
               Series B, Sr. Sub. Notes
               9.375%, 6/15/07                        B2             300         286,500
               8.625%, 5/15/09                        B2             250         229,375
              Isle of Capri Casinos, Inc.
               Sr. Sub. Notes
               8.75%, 4/15/09                         B3             250         218,750
         (5)  Jazz Casino Co. LLC
               Sr. Sub. Notes
               5.987%, 11/15/09                      N/R             150          63,000
              Majestic Star
               Casino LLC
               Secured Notes
               10.875%, 7/1/06                        B2             250         247,500
              Mandalay Resort Group
               Sr. Sub. Notes
               9.25%, 12/1/05                        Ba2             150         141,375
              Mohegan Tribal Gaming
               Authority
               Series B, Sr. Secured Notes
               8.125%, 1/1/06                        Ba1             200         189,500
                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
         (3)  Park Place Entertainment
               Corp.
               Sr. Sub. Notes
               7.875%, 12/15/05                      Ba2    $        250    $    230,000
              Prime Hospitality Corp.
               Secured First Mortgage
               Notes
               9.25%, 1/15/06                        Ba2             250         241,875
              Romacorp, Inc.
               Sr. Notes
               12.00%, 7/1/06                         B3             250         200,625
              Sante Fe Hotel, Inc.
               First Mortgage Notes
               11.00%, 12/15/00                     Caa2             150         146,250
              Station Casinos, Inc.
               Sr. Sub. Notes
               9.75%, 4/15/07                         B1             215         212,850
                                                                            ------------
                    GROUP TOTAL                                                5,064,853
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (2.1%)
         (1)  Advance Holdings Corp.
               Sr. Discount Debentures
               0.00%, 4/15/09                       Caa2             350         164,063
              Advance Stores Co., Inc.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/08                      Caa1             250         199,375
         (3)  Buhrmann US, Inc.
               Sr. Sub. Notes
               12.25%, 11/1/09                        B2             250         253,750
              Dairy Mart Convenience
               Stores, Inc.
               Sr. Sub. Notes
               10.25%, 3/15/04                        B3             251         200,800
              Flooring America, Inc.
               Series B, Gtd.
               9.25%, 10/15/07                      Caa1             185         177,042
         (2)  Jitney-Jungle Stores
               of America, Inc.
               Gtd. Sr. Sub. Notes
               10.375%, 9/15/07                       B3             250           4,688
              K Mart Corp.
               Debentures
               7.75%, 10/1/12                        Ba2             200         189,718
         (1)  Mrs. Fields Holding Co.
               Units
               0.00%, 12/1/05                       Caa2             500         280,000
              Pantry, Inc.
               Sr. Sub. Notes
               10.25%, 10/15/07                       B3             200         178,000
              Pathmark Stores, Inc.
               Sr. Sub. Notes
               9.625%, 5/1/03                       Caa1             250         182,500
              Simmons Co.
               Sr. Sub. Notes
               10.25%, 3/15/09                        B3             250         218,125
                                                                            ------------
                    GROUP TOTAL                                                2,048,061
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (15.3%)
              AMSC Acquisition Co., Inc.
               Series B, Gtd. Sr. Notes
               12.25%, 4/1/08                        N/R             150         118,125

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
         (1)  Alamosa PCS
               Holdings, Inc.
               Gtd.
               0.00%, 2/15/10                       Caa1    $        200    $     96,750
         (4)  Caprock Communications
               Sr. Notes
               11.50%, 5/1/09                         B3             150         144,750
              Carrier1 International SA
               Sr. Notes
               13.25%, 2/15/09                        B3             300         307,500
         (1)  Clearnet Communications, Inc.
               Yankee
               Sr. Discount Notes
               0.00%, 12/15/05                        B3             250         249,375
         (3)  Colo.Com
               Units
               13.875%, 3/15/10                      N/R             200         202,000
              Concentric Network Corp.
               Sr. Notes
               12.75%, 12/15/07                      N/R             250         260,625
         (1)  DTI Holdings, Inc.
               Units
               0.00%, 3/1/08                         N/R             300         139,500
              Dobson/Sygnet
               Communications, Co.
               Sr. Notes
               12.25%, 12/15/08                      N/R             250         261,875
              Dolphin Telecom plc:
         (1)   Sr. Discount Notes
               0.00%, 6/1/08                        Caa1             250         110,000
               Series B, Yankee
               Sr. Discount Notes
               14.00%, 5/15/09                      Caa1             300         117,000
         (1)  e. spire Communications, Inc.
               Sr. Discount Notes
               0.00%, 11/1/05                        N/R             750         450,000
         (3)  Energis, plc
               Sr. Unsub. Notes
               9.75%, 6/15/09                         B1             100         100,750
              Exodus Communications, Inc.
               Sr. Notes
               11.25%, 7/1/08                        N/R              50          49,875
         (1)  Focal Communications Corp.
               Sr. Discount Notes
               0.00%, 2/15/08                        N/R             400         260,000
         (1)  GST USA, Inc.
               Gtd. Sr. Discount Notes
               0.00%, 12/15/05                       N/R             600         299,250
              Global Crossing
               Holding, Ltd.
               Gtd. Sr. Notes
               9.625%, 5/15/08                       N/R             250         241,250
              Globalstar L.P./Globalstar
               Capital Corp.
               Sr. Notes
               10.75%, 11/1/04                        B3             300         104,250
         (1)  ICG Holdings, Inc.:
               Gtd. Sr. Discount Notes
               0.00%, 9/15/05                         B3             350         327,250
               0.00%, 5/1/06                          B3             255         207,825
               0.00%, 3/15/07                         B3             750         532,500
                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
         (1)  ICG Services, Inc.
               Gtd. Sr. Discount Notes
               0.00%, 5/1/08                         N/R    $        250    $    135,000
      (3)(4)  Insight Midwest/
               Insight Capital
               Sr. Notes
               9.75%, 10/1/09                         B1             250         248,750
              Intermedia Communications,
               Inc.:
         (1)   Series B, Sr. Discount Notes
               0.00%, 7/15/07                         B2             300         228,000
               Sr. Notes
               8.875%, 11/1/07                        B2             150         140,625
              Level 3 Communications, Inc.:
               Sr. Notes
               9.125%, 5/1/08                         B3             275         236,500
         (1)   Sr. Discount Notes
               0.00%, 12/1/08                         B3             300         169,125
              McLeod USA, Inc.:
         (1)   Sr. Discount Notes
               0.00%, 3/1/07                          B2             100          78,500
               Sr. Notes
               9.25%, 7/15/07                         B2             200         188,000
              Metromedia
               International Group, Inc.
               Series B,
               Sr. Discount Notes
               10.50%, 9/30/07                       N/R             916         430,698
              MetroNet
               Communications Corp.:
               Sr. Discount Notes
               10.75%, 11/1/07                         B             350         290,063
         (1)   0.00%, 6/15/08                         B3             250         197,187
              Microcell
               Telecommunications, Inc.
               Series B,
               Yankee Sr. Discount Notes
               14.00%, 6/1/06                         B3             300         265,500
         (1)  Millicom International
               Cellular
               Yankee Sr. Sub.
               Discount Notes
               0.00%, 6/1/06                        Caa1             300         263,250
              NEXTLINK
               Communications, Inc.:
               Sr. Notes
               12.50%, 4/15/06                        B3             100         103,000
               10.75%, 11/15/08                       B3             250         240,000
      (3)(4)   10.50%, 12/1/09                        B2             250         239,375
         (1)  Nextel Communications, Inc.
               Sr. Discount Notes
               0.00%, 2/15/08                         B2             900         607,500
              Orion Network
               Systems, Inc.
               Gtd. Sr. Notes
               11.25%, 1/15/07                        B2             250         174,375
              Pagemart Nationwide, Inc.
               Sr. Discount Notes
               12.50%, 2/1/05                         B3             750         786,562
              PSINet, Inc.
               Series B, Sr. Notes,
               10.00%, 2/15/05                        B3             250         235,625

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
         (3)  Pegasus Communications Corp.
               Sr. Sub. Notes
               12.50%, 8/1/07                        N/R    $        250    $    268,125
         (1)  Qwest Communications
               International, Inc.:
               Sr. Discount Notes
               0.00%, 10/15/07                        B2             250         200,937
               Series B,
               0.00%, 2/1/08                         Ba1             250         190,937
         (1)  RCN Corp.:
               Sr. Discount Notes
               0.00%, 10/15/07                        B3             150          96,188
               Series B,
               0.00%, 2/15/08                         B3             300         176,625
              RSL Communications plc
               Yankee Gtd. Sr. Notes
               9.125%, 3/1/08                         B3             250         200,000
              Rhythms Netconnections, Inc.
               Units
               13.50%, 5/15/08                       N/R             250         122,500
              Sprint Spectrum
               L.P./Sprint
               Spectrum Finance Corp.
               Sr. Notes
               11.00%, 8/15/06                        B2             450         491,044
              Star Choice
               Communications, Inc.
               Yankee Sr. Notes
               13.00%, 12/15/05                      N/R             200         203,250
              Startec Global
               Communications Corp.
               Units
               12.00%, 5/15/08                       N/R             350         293,562
              T/SF Communications Corp.
               Series B,
               Gtd. Sr. Sub. Notes
               10.375%, 11/1/07                       B3             200         187,500
              Teligent, Inc.
               Sr. Notes
               11.50%, 12/1/07                      Caa1             300         270,000
         (1)  Triton PCS, Inc.
               Gtd.
               0.00%, 5/1/08                          B3             300         204,375
      (1)(3)  US Unwired, Inc.
               Sr. Discount Notes
               0.00%, 11/1/09                       Caa1             400         214,000
              Verio, Inc.
               Units
               13.50%, 6/15/04                        B3             400         430,000
         (3)  Viatel, Inc.
               Sr. Notes
               11.50%, 3/15/09                        B3             343         314,705
      (3)(4)  Voicestream Wire Co.
               Sr. Notes
               10.375%, 11/15/09                      B2             100          99,250
              WebLink Wireless, Inc.
               Sr. Discount Notes
               11.25%, 2/1/08                        N/R             300         149,625
              Western Wireless Corp.
               Sr. Sub. Notes
               10.50%, 2/1/07                         B3             250         261,875
                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
              Williams Communications
               Group, Inc.
               Sr. Notes
               10.875%, 10/1/09                       B2    $        250    $    246,250
         (1)  WinStar Communications, Inc.
               Sr. Discount Notes
               0.00%, 10/15/05                      Caa1             400         412,000
         (3)  Worldwide Fiber, Inc.
               Sr. Notes
               12.00%, 8/1/09                         B3             250         236,250
                                                                            ------------
                    GROUP TOTAL                                               15,107,083
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (2.0%)
              AirTran Airlines, Inc.
               Yankee Sr. Notes
               10.50%, 4/15/01                       N/R             500         486,250
              Allied Holdings
               Series B, Gtd.
               8.625%, 10/1/07                        B1             250         219,375
         (2)  Canadian Airlines Corp.
               Yankee Sr. Notes
               12.25%, 8/1/06                       Caa2             300         149,250
              Cenargo International plc
               First Priority Ship
               Mortgage Notes
               9.75%, 6/15/08                        Ba3             100          85,000
              First Wave Marine, Inc.
               Sr. Notes
               11.00%, 2/1/08                         B3             100          60,250
         (2)  Golden Ocean
               Group, Ltd.
               Gtd. Sr. Notes
               10.00%, 8/31/01                        B3             263          31,560
              Sea Containers Ltd.
               Yankee Sr. Notes
               10.75%, 10/15/06                      Ba3             200         169,500
         (1)  TFM Sa De CV
               0.00%, 6/15/09                        N/R             715         521,056
              Trans World Airlines, Inc.
               Sr. Notes
               11.375%, 3/1/06                      Caa1             250          86,875
              Ultrapetrol (Bahamas) Ltd.
               First Mortgage Notes
               10.50%, 4/1/08                         B1             150         126,937
                                                                            ------------
                    GROUP TOTAL                                                1,936,053
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.3%)
              Safety-Kleen Corp.
               Gtd.
               9.25%, 5/15/09                         B3             100           6,750
              Waste Systems International,
               Inc.
               Sr. Notes
               11.50%, 1/15/06                      Caa1             350         336,438
                                                                            ------------
                    GROUP TOTAL                                                  343,188
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $67,789,143)                                                          59,966,690
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------

                                                                Face
                                               Moody's         Amount
                                               Ratings         (000)           Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
GOVERNMENT & AGENCY SECURITIES (1.0%)
--------------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY BONDS (0.2%)
              8.00%, 11/15/21                        Aaa    $        190    $    231,325
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTES (0.8%)
              7.25%, 5/15/04                         Aaa             760         783,035
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $1,014,777)                                                            1,014,360
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (0.3%)
--------------------------------------------------------------------------------------------
-----------------
              Merrill Lynch Home
               Equity Acceptance Trust
               Series 1994-A, Class A-2
               6.47%, 7/17/22                         A3             212         207,121
              Nationscredit Grantor
               Trust Boat Retail
               Installment Sale Contracts
               Series 1996-1, Class A
               5.85%, 9/15/11                        Aaa              76          73,388
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $286,979)                                                                280,509
                                                                            ------------
--------------------------------------------------------------------------------------------
-----------------
                                                         Shares/
                                                          Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (4.6%)
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (1.2%)
   (3)(6)  Spanish Broadcasting
            System, Inc.
            Class B                                        35,700      789,862
      (6)  UnitedGlobalCom, Inc.
            Class A                                         5,442      408,490
                                                                   -----------
                 GROUP TOTAL                                         1,198,352
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
      (6)  OpTel, Inc.                                        500            5
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.2%)
      (6)  Coinstar, Inc.                                   4,196       52,909
      (6)  Concentric Network Corp.                         3,170      174,350
      (6)  Crown Packaging
            Enterprises, Ltd.                             100,848        1,008
                                                                   -----------
                 GROUP TOTAL                                           228,267
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (0.0%)
      (6)  Weatherford International,
            Inc.                                               27        1,591
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (0.1%)
           Premier Cruises, Ltd.                           18,515       48,602
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
                                                         Shares/
                                                          Units       Value
------------------------------------------------------------------------------
------------------------------------------------------------------------------
FINANCIAL SERVICES (0.0%)
   (6)(7)  Westfed Holdings, Inc.
            Class B (acquired
            9/20/88,
            cost $127)                                      4,223  $         0
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.1%)
   (6)(7)  Dr. Pepper Bottling
            Holdings, Inc.
            Class A (acquired
            10/21/88,
            cost $40,500)                                  45,000    1,125,000
      (6)  Specialty Foods Corp.                           22,500        1,125
                                                                   -----------
                 GROUP TOTAL                                         1,126,125
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (6)  Sheffield Steel Corp.                            2,500        5,000
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
   (3)(6)  Mail-Well, Inc.                                 10,652       92,539
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (6)  Elsinore Corp.                                   6,177       10,038
      (6)  Isle of Capri Casinos,
            Inc.                                            4,982       62,275
   (3)(6)  Motels of America, Inc.                            250        3,750
                                                                   -----------
                 GROUP TOTAL                                            76,063
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.8%)
      (6)  Advanced Radio Telecom
            Corp.                                           5,058      167,546
   (3)(6)  CompleTel Holdings, LLC
            Class B Shares                                  2,500      100,000
      (6)  e. spire Communications,
            Inc.                                           14,168       99,618
      (6)  Globix Corp.                                     3,520      134,200
      (6)  ICG Communications, Inc.                         1,155       41,724
      (6)  Intermedia Communications,
            Inc.                                            3,635      175,616
      (6)  Loral Space &
            Communications, Co.                               151        1,538
      (6)  Price Communications Corp.                      25,821      593,883
      (6)  Verio, Inc.                                     11,266      507,674
                                                                   -----------
                 GROUP TOTAL                                         1,821,799
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $630,245)                                                    4,598,343
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (2.7%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.3%)
      (6)  GPA Group plc 7% Second
            Preferred
            Cum. Conv.                                    650,000      312,000
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.0%)
   (5)(6)  Granite Broadcasting Corp.
            12.75% Cum. Exchangeable                           11        9,680

                                                         Shares/
                                                          Units       Value
------------------------------------------------------------------------------
------------------------------------------------------------------------------
      (6)  Source Media, Inc.                               5,222  $    23,499
                                                                   -----------
                 GROUP TOTAL                                            33,179
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.3%)
           Adelphia Communications Corp.
            13% Cum. Exchangeable, Series B                 2,500      270,000
           NTL, Inc.
            13% Exchangeable, Series B                          1        1,030
                                                                   -----------
                 GROUP TOTAL                                           271,030
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
      (8)  Westfed Holdings, Inc.
            Class A (acquired
            9/20/88-6/18/93, cost
            $1,203,486)                                    14,246       14,246
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.4%)
           Interact Electronic
            Marketing
            14% Conv. Preferred                               400       80,000
           Primedia, Inc.
            10% Cum. Exchangeable,
            Series D                                        3,500      358,750
                                                                   -----------
                 GROUP TOTAL                                           438,750
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
           AmeriKing, Inc.
            13%, Cum. Exchangeable                          7,329      146,580
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.5%)
           Intermedia Communications,
            Inc.
            7% Jr. Convertible,
            Series E                                       15,000      630,000
           NEXTLINK Communications,
            Inc.
            14% Cum. Exchangeable                           9,065      471,380
           Nextel Communications,
            Inc.
            13% Exchangeable,
            Series D                                          338      358,280
                                                                   -----------
                 GROUP TOTAL                                         1,459,660
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $3,442,186)                                                  2,675,445
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.2%)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   (6)(7)  Primestar, Inc.
            Share Appreciation Right
            expiring 5/10/00                                2,383      179,264
      (6)  Terex Corp.
            expiring 5/15/02                                2,000       28,000
--------------------------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $0)                                                            207,264
                                                                   -----------
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                         Shares/
                                                          Units       Value
------------------------------------------------------------------------------
------------------------------------------------------------------------------

WARRANTS (0.9%)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   (3)(6)  Ampex Corp.
            expiring 3/15/03                                8,500  $     7,480
      (6)  Australis Holdings Pty.
            Ltd.
            expiring 10/30/01                                 250            3
      (6)  Australis Media Ltd.
            expiring 5/15/03                                  225            2
   (3)(6)  Carrier1 International SA
            expiring 2/19/09                                  300      222,000
      (6)  CHC Helicopter Corp.
            expiring 12/15/00                               2,000        2,000
   (6)(8)  CHI Energy, Inc.:
            Series B, expiring
            11/8/03                                         3,790        9,100
            Series C, expiring
            11/8/05                                         2,459        5,904
      (6)  Crown Packaging
            Enterprises, Ltd.
            expiring 11/1/03                                1,000           50
      (6)  DIVA Systems Corp.:
      (3)   expiring 5/15/06                                  900      468,000
            expiring 3/1/08                                 2,430       58,320
   (3)(6)  DTI Holdings, Inc.
            expiring 3/1/08                                 1,500           15
      (6)  Dairy Mart Convenience
            Stores, Inc.
            expiring 12/1/01                                4,172        1,460
      (6)  Golden Ocean Group, Ltd.
            expiring 8/31/01                                  342            0
      (6)  HF Holdings, Inc.
            expiring 7/15/02                                1,578       15,780
      (6)  InterAct Systems, Inc.
            expiring 8/1/03                                   400            0
      (6)  Interact Electronic
            Marketing
            expiring 12/31/09                                 400            4
      (6)  Isle of Capri Casinos,
            Inc. expiring 5/3/01                              882            9
      (6)  Key Energy Services
            expiring 1/15/09                                  250       22,500
      (6)  McCaw International Ltd.
            expiring 4/15/07                                  750        1,875
      (6)  Mentus Media Corp.
            expiring 2/1/08                                   974           10
      (6)  PLD Telekom, Inc.
            expiring 6/1/06                                   560       19,600
      (6)  Source Media, Inc.
            expiring 11/1/07                                2,235       17,321
      (6)  Star Choice
            Communications, Inc.
            expiring 12/5/05                                4,632       28,267
      (6)  Startec Global
            Communications
            expiring 5/15/08                                  350          630
      (6)  USN Communications, Inc.
            expiring 8/15/04                                3,050            0
      (6)  Waste Systems
            International, Inc.
            expiring 3/2/04                                 5,250        2,625
      (6)  Wright Medical Technology
            expiring 6/30/03                                  206            2
--------------------------------------------------------------------------------------------
-----------------

                                                         Shares/
                                                          Units       Value
------------------------------------------------------------------------------
------------------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $1,073,445)                                                $   882,957
                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $74,236,775)                                                69,625,568
                                                                   -----------
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                                        Face
                                      Moody's          Amount
                                      Ratings           (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN SECURITIES (25.6%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (3.6%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (0.7%)
           CIA Internacional
            Telecommunicacoes
            Sr. Notes
            10.375%, 8/1/04                N/R       ARP      $145       130,500
   (3)(4)  Hidroelectrica
            Piedra del Aguila
            S.A.:
            Collateral Trust
            8.25%, 6/30/09                 N/R        USD      521       326,692
            8.00%, 12/31/09                N/R        USD      291       200,200
                                                                    ------------
                 GROUP TOTAL                                             657,392
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
BELGIUM (0.3%)
           Hermes Europe
            Railtel B.V.
            Yankee Sr. Notes
            10.375%, 1/15/09                B3        USD      300       269,250
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
CANADA (0.1%)
      (1)  GT Group Telecom
            Units
            0.00%, 2/1/10                 Caa1        USD      100        56,000
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
KOREA (0.4%)
   (3)(4)  Cho Hung Bank
            Sub. Notes
            11.50%, 4/1/10                  B1        USD      385       382,112
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (0.7%)
           Banco National De
            Commercio
            7.25%, 2/02/04                 Ba2        USD      625       596,875
      (3)  Nuevo Grupo
            Iusacell SA
            Sr. Notes
            14.25%, 12/1/06                 B1        USD      115       124,487
                                                                    ------------
                 GROUP TOTAL                                             721,362
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.6%)
      (1)  CompleTel Europe N.V.
            Yankee Gtd.
            0.00%, 2/15/09                Caa1        USD      250       125,000

                                                        Face
                                      Moody's          Amount
                                      Ratings           (000)          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      (3)  KPNQwest N.V.
            Sr. Notes
            8.125%, 6/1/09                 N/R        USD     $250  $    239,063
      (3)  United Pan-Europe
            Communications N.V.
            Sr. Notes
            10.875%, 8/1/09                 B2        USD      300       287,250
                                                                    ------------
                 GROUP TOTAL                                             651,313
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
POLAND (0.3%)
      (3)  PTC International
            Finance II SA
            Gtd.
            11.25%, 12/1/09                 B2        USD      370       376,012
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
SLOVAKIA (0.5%)
   (3)(4)  Slovak Wireless
            Finance Co.
            Gtd.
            11.25%, 3/30/07                 B2        USD      515       500,483
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,566,840)                                                    3,613,924
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (22.0%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (6.0%)
      (9)  Argentina
            Series L-GL
            6.875%, 3/31/23                Ba3        USD      300       254,250
           Bocon PRO1 Notes
            5.82%, 4/1/07                  Ba3       USD     2,225     1,600,614
           Republic of
            Argentina:
            Series BGL5
            11.00%, 10/9/06                Ba3        USD       50        49,000
            11.375%, 1/30/17               Ba3        USD      410       398,315
           Unsubordinated
            11.75%, 4/07/09                 B1        USD      420       413,700
           Debentures
            6.188%, 3/31/05                 B1       USD     2,415     2,259,045
           Foreign Government
            Gtd.
            6.00%, 3/31/23                  B1       USD     1,330       932,663
                                                                    ------------
                 GROUP TOTAL                                           5,907,587
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
BRAZIL (6.2%)
           Federal Republic of
            Brazil:
            Series RG
      (9)   7.00%, 4/15/09                  B2        USD      330       279,262
            Debentures
            Series EI-L
            Registered
      (9)   6.9375%, 4/15/06                B1        USD      160       145,117
      (9)   7.00%, 4/15/12                  B1        USD      500       380,000
            Bearer
      (9)   6.9375%, 4/15/06                B2       USD     1,316     1,196,737
            10.125%, 5/15/27                B1        USD      910       738,010

                                                        Face
                                      Moody's          Amount
                                      Ratings           (000)          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            Global Bonds
            11.625%, 4/15/04                B2        USD     $500  $    509,375
            Foreign Government
            Gtd.
            7.00%, 4/15/12                  B2       USD     1,380     1,045,350
            Capitalization Bonds
            8.00%, 4/15/14                  B2       USD     2,499     1,877,533
                                                                    ------------
                 GROUP TOTAL                                           6,171,384
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
BULGARIA (1.5%)
      (9)  Republic of Bulgaria:
            Floating Rate Notes
            2.50%, 7/28/12                  B2       USD     1,210       868,175
           Front Loaded Interest
            Reduction Bonds,
            Series A
            5.875%, 7/28/24                 B2        USD      400       321,750
           Debentures
            Series PDI,
            6.50%, 7/28/11                  B2        USD      405       321,469
                                                                    ------------
                 GROUP TOTAL                                           1,511,394
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
CROATIA (0.8%)
      (9)  Republic of Croatia
            Series B, Bonds
            7.0625%, 7/31/06              Baa3        USD      803       765,318
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
KOREA (1.4%)
           Republic of Korea
            Unsub. Notes
            8.75%, 4/15/03                Baa2       USD     1,360     1,373,600
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (0.5%)
           United Mexican States
            10.375%, 2/17/09               N/R        USD      460       495,650
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
MOROCCO (0.2%)
      (9)  Republic of Morocco
            6.8825%, 1/1/09                N/R        USD      261       233,758
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
PERU (0.6%)
           Republic of Peru:
            Front Loaded
            Interest
            Reduction Bonds
            Series 20 year
            4.00%, 3/7/17                  N/R        USD      495       304,425
           Past Due Interest
            (PDI)
            Series 20 year
            4.00%, 3/7/17                  N/R        USD      390       260,325
                                                                    ------------
                 GROUP TOTAL                                             564,750
                                                                    ------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                        Face
                                      Moody's          Amount
                                      Ratings           (000)          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RUSSIA (3.8%)
   (3)(4)  City of St.
            Petersburg
            Bonds
            9.50%, 6/18/02                Caa1        USD     $500  $    403,000
           Government of Russia
            9.25%, 11/27/01                 B3        USD      115       105,944
           Russia Federation:
            Registered Series
            8.75%, 7/24/05                  B3       USD     1,045       769,381
            10.00%, 06/26/07                B3        USD      400       296,000
            11.00%, 7/24/18                 B3        USD      570       421,087
           Russian Registered
            Bonds
            12.75%, 6/24/28                 B3        USD      520       440,700
      (9)  Vnesheconombank
            Bank
            6.90625%, 12/15/15             N/R       USD     2,854       831,370
           Series 24 year
            6.8925%, 12/15/20              N/R       USD     1,802       520,418
                                                                    ------------
                 GROUP TOTAL                                           3,787,900
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
TURKEY (0.1%)
           Republic of Turkey
            Bonds
            11.875%, 11/5/04                B1        USD       80        83,000
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
VENEZUELA (0.9%)
           Republic of
            Venezuela:
      (9)   Debt Conversion
            Bonds,
            7.00%, 12/18/07                 B2        USD      762       613,331
            Series DL
            Unsecured Bonds
            9.25%, 9/15/27                 Ba2        USD      345       226,665
                                                                    ------------
                 GROUP TOTAL                                             839,996
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $19,307,194)                                                  21,734,337
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $22,874,034)                                                  25,348,261
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
TIME DEPOSITS (2.0%)
  (Cost $1,943,000)                                                    1,943,000
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------

                                                        Face
                                      Moody's          Amount
                                      Ratings           (000)          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.9%)
  (Cost $99,053,809)                                                $ 96,916,829
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF
LIABILITIES (2.1%)
                                                                       2,052,110
                                                                    ------------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 11,976,699 issued and outstanding $.001
            par value shares (authorized 100,000,000 shares)
                                                                    $ 98,968,939
                                                                    ============
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
N/R--Not Rated
ARP--Argentine Peso
 (1)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (2)  Defaulted Security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Private Placement.
 (5)  Payment in kind bond. Market value includes accrued interest.
 (6)  Non-income producing security.
 (7)  Restricted as to private and public resale. Total cost of restricted securities at March 31, 2000 aggregated $40,627. Total market value of restricted securities owned at March 31, 2000 was $1,304,264 or 1.32% of
     Net Assets.
 (8)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (9)  Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31,
     2000.

DESCRIPTION OF INVESTLINK-SM- PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Strategic Global Income Fund, Inc., (the "Fund"). BankBoston, N.A., will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.
    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.
    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.
    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.
    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.
    BankBoston, N.A., as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.
    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.
    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.
    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.
    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including

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fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.
    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.
    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.
    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.
    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the Program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.
    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.
    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--(800) 523-8506. Current Shareholders--(800) 730-6001. All
correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

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*InvestLink is a service mark of Boston EquiServe Limited Partnership.

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        4947-QR-00